AMP PRODUCTIONS, LTD.
1440-3044 Bloor Street West
Toronto, ON  M8X 2Y8
tel: (647)436-7654   fax: (647)628-5375


VIA  EDGAR

David  R.  Humphrey
Branch  Chief
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
450  Fifth  Street,  N.W.
Washington,  D.C.  20549

Re:  AMP  PRODUCTIONS,  LTD.
     FORM 10-K FOR THE YEAR ENDED MARCH 31, 2010
     FORM 10-Q FOR THE QUARTERLY PERIOD ENDED SEPTEMBER 30, 2010
     FILE NO. 000-51824


Dear  Mr.  Humphrey:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, an amended Quarterly Report on Form 10-Q for the period ended September 30, 2010. We confirm that the Staff's letter did not require a refiling of our Annual Report on Form 10-K for the year ended March 31, 2010.

The Quarterly Report has been amended to respond to the Staff's letter dated, February 3, 2011. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter.

FORM 10-K FOR THE YEAR ENDED MARCH 31, 2010

GENERAL

1. In response to the Staff's comment, we confirm that we will include the current file number on the cover page of future filings.

FORWARD-LOOKING STATEMENTS

2. In response to the Staff's comment, we confirm that we will delete the reference to the Private Securities Litigation Reform Act in future filings.

OUR BUSINESS

3.     In response to the Staff's comment, we confirm that we will update the section in future filings.

4. In response to the Staff's comment, we confirm that we will prominently disclose our auditor's going concern qualification in future filings. We advise that our business plan and our plan for overcoming our financial difficulties are the same.

ITEM 7.  MANAGEMENT'S DISCUSSION AND ANALYSIS

FINANCIAL CONDITION, LIQUIDITY AND CAPITAL RESOURCES

5. In response to the Staff's comment, we confirm that in future filings we will revise the disclosure to quantify the accumulated recurring losses and net cash outflows described in the first paragraph of the section.

6. In response to the Staff's comment, we advise that there is no agreement, written or oral, between the company and our president to provide additional financing. Our present has undertaken to provide such financing as was required to maintain minimal operations thus far, but there is no obligation on him to do so in the future. We will update our disclosure in our future filings to avoid any confusing language.

ITEM 13.  CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

7. In response to the Staff's comment, we confirm that we will conform our disclosure to the requirements of Item 404(d) of Regulation S-K in future filings. We advise, however, that the amount owing to the related party is indebtedness due for disbursements incurred on our behalf by the related party in the ordinary course of business, and should therefore have been excluded from calculation under Item 404 of Regulation S-K.

8. In response to the Staff's comment, we refer to our answer to the Staff's comment no. 7 above, and advise that there is no document evidencing the debt, other than miscellaneous invoices for expenses incurred on behalf of the company in the ordinary course of business.

FORM 10-Q FOR THE QUARTERLY PERIOD ENDED SEPTEMBER 30, 2010

EXHIBIT 31.1

9. In response to the Staff's comment, we have revised the certification filed as Exhibit 31.1 to include the introductory language of paragraph 4 and the language of paragraph 4(b) of that certification.

We confirm that AMP Productions Ltd. is responsible for the adequacy and accuracy of the disclosure in the filing.

We further acknowledge that Staff comments or changes to disclosure in response to the Staff's comments do not foreclose the Commission from taking any action with respect to the filing.

We further acknowledge that AMP Productions Ltd. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours very truly,



/s/ Thomas Mills
Thomas Mills
President & CEO